Long-Term Investments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Gain or Loss Net [Member]
Investments [Line Items]
Impairment loss on long-term investments	¥ 0	¥ 62,625	¥ 31,250